SHAREHOLDERS' EQUITY (Narrative) (Details)	0 Months Ended	12 Months Ended										12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	36 Months Ended			0 Months Ended
	Sep. 12, 2013	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2011 USD ($)		Dec. 31, 2014 Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member] ILS	Dec. 31, 2014 Service Providers [Member]	Nov. 30, 2013 Restricted Stock [Member] USD ($)	Aug. 31, 2013 Restricted Stock [Member] USD ($)	Dec. 31, 2014 Restricted Stock [Member] USD ($)	Dec. 31, 2013 Restricted Stock [Member] USD ($)	Aug. 31, 2014 Restricted share units [Member]	Dec. 31, 2014 Restricted share units [Member] USD ($)	Mar. 31, 2012 Share Purchase Agreement [Member] USD ($)	Dec. 31, 2013 Series B2 Preferred Stock [Member] USD ($)	Sep. 30, 2011 Series B2 Preferred Stock [Member] USD ($)	Sep. 30, 2011 Series B2 Preferred Stock [Member] ILS	Sep. 02, 2013 Ordinary shares [Member] ILS
Class of Stock [Line Items]
Exchange value of share																								$ 12,500,000
Preferred stock, par value per share																										0.01
Purchase price per share																									$ 5.34
Percentage of Series B2 Preferred shares purchased by investors																							20.00%
Shares issued in bonus share distribution	67
Ordinary shares, shares authorized		100,000,000		100,000,000																							100,000,000
Increase in authorized share capital																											1,000,000
Proceeds from exercise of warrants				1,340,000																			1,300,000
Share Price		$ 7.64
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted		554,433		174,420		168,980						4,491,361
Ordinary shares, par value per share								0.01	0.01						0.01
Options remained available												67,772
Outstanding options		1,587,612		1,967,784		1,866,940				1,789,760
Vesting period												4 years						4 years			4 years
Vesting percentage												25.00%
Options, contractual term												10 years
Weighted average fair value of options granted												$ 3.57	$ 2.02	$ 0.23
Period over which compensation expense will be recognized												3 years 7 months 6 days						2 years 3 months				3 years 7 months 6 days
Unrecognized compensation cost related to stock options												1,720,000						926,000
Exercise price		$ 6.64	[1]	$ 2.51	[1]	$ 2.13	[1]			$ 2.08	[1]
Average remaining contractual life																3 years 9 months 18 days
Restricted shares, granted																	9,520	156,060
Vesting milestones
(i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined.

Restricted shares that will vest																		104,040
Restricted shares that will vest after meeting market cap milestone																		52,020
Share-based compensation expense		852,000		1,109,000		267,000											294,000		412,000	377,000		170,000
Awards granted		277,249																	442,829		277,249
Total unrecognized compensation expense																						$ 1,585,000

[1]	In dollars per share.